Note 10 - Goodwill and Intangible Assets - Summary of Estimated Useful Lives of Intangible Assets with Limited Useful Life (Details) - Top of range [member]	12 Months Ended
Dec. 31, 2024
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Useful life (Year)	15 years
Technology [member]
Disclosure of detailed information about intangible assets [line items]
Useful life (Year)	5 years
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life (Year)	5 years